Other Reserves (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019		Jun. 30, 2018
Statement Line Items [Line Items]
Balance	[1]	$ 4,300,319	$ 3,096,308
Balance, restated	[1]				$ 2,960,003
Currency translation differences		102,938	61,846		(79,599)
Other comprehensive income		102,938	61,846		(79,599)
Transactions with owners in their capacity as owners
Share-based payment expenses		73,088
Options and warrants issued/expensed		(484,680)	1,453,900	[1]
Options and warrants exercised			(100)
Options and warrants lapsed		(2,251,320)	(311,635)		(463)
Re-valuation of options issued in prior period		(607,000)
Options issued during the year					156,392
Expense of vested options					59,975
Balance		1,133,345	4,300,319	[1]	3,096,308	[1]
Share-based payments [Member]
Statement Line Items [Line Items]
Balance	[1]	4,281,790	3,139,625
Balance, restated	[1]				2,923,721
Currency translation differences
Other comprehensive income
Transactions with owners in their capacity as owners
Share-based payment expenses		73,088
Options and warrants issued/expensed		(484,680)	1,453,900	[1]
Options and warrants exercised			(100)
Options and warrants lapsed		(2,251,320)	(311,635)		(463)
Re-valuation of options issued in prior period		(607,000)
Options issued during the year					156,392
Expense of vested options					59,975
Balance		1,011,878	4,281,790	[1]	3,139,625	[1]
Foreign currency translation [Member]
Statement Line Items [Line Items]
Balance	[1]	18,529	(43,317)
Balance, restated	[1]				36,282
Currency translation differences		102,938	61,846		(79,599)
Other comprehensive income		102,938	61,846		(79,599)
Transactions with owners in their capacity as owners
Share-based payment expenses
Options and warrants issued/expensed				[1]
Options and warrants exercised
Options and warrants lapsed
Re-valuation of options issued in prior period
Options issued during the year
Expense of vested options
Balance		$ 121,467	$ 18,529	[1]	$ (43,317)	[1]

[1]	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.